Summary of equity attributable to Novartis AG shareholders (Details) - USD ($) shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period				2,317.5	2,374.1
Equity at beginning of period		$ 71,211	$ 67,646	$ 74,227	$ 74,891
Shares acquired to be cancelled				(9.2)	(41.4)
Other share purchases				(1.4)	(2.3)
Exercise of options and employee transactions shares				7.7	4.2
Exercise of options and employee transactions, equity impact			4	$ 433	$ 235
Equity based compensation shares				7.2	8.3
Equity-based compensation, equity impact		169	142	$ 356	$ 341
Increase of treasury share repurchase obligation under a share buyback trading plan		(363)	117	(363)	(2,287)
Transaction costs recorded in equity	[1]	(11)		(11)
Dividends				(6,966)	(6,495)
Net income		7,768	1,979	9,796	3,644
Other comprehensive income		(1,137)	$ 1,901	145	$ 3,003
Impact of change in ownership of consolidated entities		$ (27)		$ 24
Number of shares outstanding at end of period		2,321.8	2,342.9	2,321.8	2,342.9
Equity at end of period		$ 76,901	$ 69,978	$ 76,901	$ 69,978
QoQ change [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period				(56.6)
Shares acquired to be cancelled				32.2
Other share purchases				0.9
Exercise of options and employee transactions shares				3.5
Equity based compensation shares				(1.1)
Net income		$ 5,789		$ 6,152
Number of shares outstanding at end of period		(21.1)		(21.1)
YTD change [member]
Disclosure of classes of share capital [line items]
Equity at end of period		$ 2,674		$ 2,674
Previously stated [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period				74,227
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period	[2]			60
Restated [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period				74,287
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period		71,098	67,586		74,832
Shares acquired for cancellation, equity impact				(700)	(3,180)
Other share purchases, equity impact				(100)	(174)
Exercise of options and employee transactions, equity impact			4	433	235
Equity-based compensation, equity impact		169	142	356	341
Increase of treasury share repurchase obligation under a share buyback trading plan		(363)	117	(363)	(2,287)
Transaction costs recorded in equity	[1]	(11)		(11)
Dividends				(6,966)	(6,495)
Net income		7,768	1,980	9,793	3,646
Other comprehensive income		(1,135)	1,901	148	3,001
Impact of change in ownership of consolidated entities		(2)		(3)
Equity at end of period		76,815	$ 69,919	76,815	$ 69,919
Equity attributable to owners of parent [member] | YTD change [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period				(664)
Shares acquired for cancellation, equity impact				2,480
Other share purchases, equity impact				74
Exercise of options and employee transactions, equity impact				198
Equity-based compensation, equity impact				15
Increase of treasury share repurchase obligation under a share buyback trading plan				1,924
Transaction costs recorded in equity				(11)
Dividends				(471)
Net income				6,147
Other comprehensive income				(2,853)
Impact of change in ownership of consolidated entities				(3)
Equity at end of period		$ 6,896		6,896
Equity attributable to owners of parent [member] | Previously stated [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period				74,168
Equity attributable to owners of parent [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period	[2]			60
Equity attributable to owners of parent [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | YTD change [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period				60
Equity attributable to owners of parent [member] | Restated [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period				74,228
Equity attributable to owners of parent [member] | Restated [member] | YTD change [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period				$ (604)

[1]	Transaction costs directly attributable to the potential distribution (spinoff) of Alcon to Novartis shareholders (see Note 2).
[2]	The impact of change in accounting policies includes USD 60 million relating to IFRS 15 implementation and USD 177 million relating to IFRS 9 implementation. See Note 2 and Note 7.